Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands	Mar. 28, 2018 USD ($)	Mar. 27, 2018 CLP ($)	Mar. 25, 2018 shares	Feb. 08, 2018 CLP ($) shares	Jan. 22, 2018 shares	Dec. 20, 2017 shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued						23,069,844,862
Major Ordinary Share Transactions [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares outstanding					1,024,251,979,000
Percent of common shares held					2.09%
Shareholding concentration limit established by laws					65.00%
Number of shares issued				10,000,000,000,000
Increasing share capital amount | $				$ 820,000,000,000
Major Ordinary Share Transactions [Member] | Enel Generacion Chile [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in subsidiary				40.02%
Major Ordinary Share Transactions [Member] | Top of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percent of common shares held					5.00%
Announcing or Commencing Implementation of Major Restructuring [Member | Enel Generacion Chile [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares acquired			2,753,096,167
Percentage of acquired shares equivalent to subscribed and paid shares			33.60%
Total number of issued shares acquired			7,672,584,961
Percentage of total acquired shares equivalent to subscribed and paid shares			93.55%
Renewable Assets Reorganization [Member] | Enel Chile SA [Member] | Senior Unsecured Term Loan Credit Agreement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Loan disbursements	$ 697,500,000	$ 517,680,625,000